March 4, 2015

VIA EDGAR CORRESPONDENCE
EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	RiverPark Funds Trust (the “Trust”) SEC File Nos. 333-167778 and 811-22431

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of the RiverPark Funds Trust (the “Trust”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to, the RiverPark Focused Value Fund; and (ii) the text of Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 23, 2015, with an effective date of February 25, 2015, with regard to the RiverPark Focused Value Fund.

Questions may be directed to Allison Janell at (212) 885-5205 or Mr. Thomas R. Westle at (212) 885-5239.

Very truly yours,

/s/ Allison Janell

Allison Janell